Pension And Other Postretirement Benefits (Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Entity Information [Line Items]
Accumulated benefit obligation	$ 734,328	$ 638,048
Plan assets	657,239	561,586
Accumulated benefit obligation in excess of plan assets	77,089	76,462
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Accumulated benefit obligation	734,328	638,048
Plan assets	657,239	561,586
Accumulated benefit obligation in excess of plan assets	$ 77,089	$ 76,462